ROYALTIES COMMITMENTS	6 Months Ended
Jun. 30, 2012
ROYALTIES COMMITMENTS [Abstract]
ROYALTIES COMMITMENTS
NOTE 9:-	ROYALTIES COMMITMENTS

The Company participates in programs sponsored by the Israeli Office of the Chief Scientist of the Israeli Ministry of Industry, Trade and Labor (the "OCS"), for the support of research and development activities.

In each of the six months ended June 30, 2012 and June 30, 2011, and the year ended December 31, 2011, the Company received an approval from the OCS for its participation in its research and development budgets. Pursuant to such programs, the OCS participates in up to 50% of the approved budget for certain periods ending June 30, 2012.

In connection with the OCS participation, the Company is obligated to pay royalties to the OCS at the rate of 3.5%-4.5% of sales of the products developed with the OCS's participation up to 100% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR.

With respect to royalties paid for revenues that the Company derives from its partnership with Marvell Technology Group Ltd. ("Marvell"), royalties to the OCS are calculated based on Marvell's sale price to Cisco Systems, Inc. ("Cisco").

As of June 30, 2012, the Company has a contingent obligation of $6,180 which comprised of the amounts of royalty bearing grants received from the OCS less royalties already paid. For the six months ended June 30, 2012 and June 30, 2011, and for the year ended December 31, 2011, the royalties expenses, as part of the Company's cost of revenues, were $0, $726 and $1,196, respectively.

During December 2011, the Company made an early repayment of $9,938 of certain of its outstanding royalty obligation to the OCS. This repayment resulted in a one-time charge presented as an early repayment of royalty of government grants in the Company's consolidated statement of operations.

As of June 30, 2012 and December 31, 2011, the Company does not have accrued royalties pursuant to the OCS programs.